Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues (including amounts with related parties)	$ 23,704,219	$ 14,080,998
Operating expenses:
Cost of revenues (including amounts with related parties)	22,597,361	7,852,390
Selling, general and administrative	28,351,709	22,012,162
Depreciation and amortization	4,446,670	3,343,802
Restructuring costs	771,942
Total operating expenses	56,167,682	33,208,354
Loss from operations	(32,463,463)	(19,127,356)
Other income:
Interest income	77,229	625,608
Sublease income (including amounts with related parties)	709,283
Other income	2,867	32,972
Other income, net	789,379	658,580
Net loss and other comprehensive loss	$ (31,674,084)	$ (18,468,776)
Loss per share:
Basic net loss per common share	$ (3.86)	$ (2.22)
Diluted net loss per common share	$ (3.86)	$ (2.22)
Denominator:
Basic weighted average common shares outstanding	8,197,409	8,310,333
Diluted weighted average common shares outstanding	8,197,409	8,310,604